Servicing of Residential Loans - Summary of Activity in Servicing Rights Carried at Fair Value (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Servicing Asset At Amortized Value Additional Disclosures [Abstract]
Fair value of servicing rights	$ 1,496,073	$ 1,513,830	$ 1,131,124	$ 888,210	$ 766,943	$ 0